Changes in Capital Accounts, Compensation Cost on Restricted Common Stock (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Feb. 28, 2022 Member	Dec. 30, 2020 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Compensation Cost on Restricted Common Stock [Abstract]
Number of board members that resigned | Member	4
Restricted Stock [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Unrecognized compensation cost | $			$ 78	$ 159
Weighted Average Grant Date Price [Roll Forward]
Weighted-average period to recognize compensation cost of non-vested awards			1 year
Restricted Stock [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Number of shares issuable (in shares)		538,830
Number of shares reserved for issuance (in shares)			471,605
Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)			33,611	50,418	100,099
Granted (in shares)			0	0	0
Vested (in shares)			(23,107)	(16,807)	(49,681)
Forfeited or expired (in shares)			0	0	0
Outstanding at end of period (in shares)			10,504	33,611	50,418
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of period (in dollars per share) | $ / shares			$ 4.76	$ 4.76	$ 6.71
Granted (in dollars per share) | $ / shares			0	0	0
Vested (in dollars per share) | $ / shares			4.76	4.76	8.70
Forfeited or expired (in dollars per share) | $ / shares			0	0	0
Outstanding at end of period (in dollars per share) | $ / shares			$ 4.76	$ 4.76	$ 4.76
Restricted Stock [Member] | Awarded December 30, 2020 [Member] | Directors [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Fair value of award granted | $		$ 320
Vesting period			3 years
Number of Shares [Roll Forward]
Granted (in shares)		67,225
Restricted Stock [Member] | Awarded December 30, 2020 [Member] | Directors [Member] | Vested on Issuance Date [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Vesting percentage		25.00%
Restricted Stock [Member] | Awarded December 30, 2020 [Member] | Directors [Member] | Vested Ratably Over Three Years from Issuance Date [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Vesting percentage		75.00%
Restricted Stock [Member] | General and Administrative Expenses [Member]
Restricted Common Stock [Abstract]
Share-based compensation expense | $			$ 80		$ 93